SHORT TERM BANK LOAN (Details Narrative) ¥ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2025 CNY (¥)	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 04, 2024 USD ($)	Nov. 04, 2024 CNY (¥)
ShortTermBankLoanLineItem [Line Items]
Short-term bank loan | $					$ 821,982
Repaid loan | ¥	¥ 6
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Senslab Technology Co Ltd [Member]
ShortTermBankLoanLineItem [Line Items]
Concentration risk		0.00%	100.00%	0.00%	92.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Senslab HK Limited [Member]
ShortTermBankLoanLineItem [Line Items]
Concentration risk				100.00%	8.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Third Party Supplier [Member]
ShortTermBankLoanLineItem [Line Items]
Concentration risk			0.00%	0.00%	0.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Senslab Technology Co Ltd [Member]
ShortTermBankLoanLineItem [Line Items]
Concentration risk				0.00%	73.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Senslab HK Limited [Member]
ShortTermBankLoanLineItem [Line Items]
Concentration risk				0.00%	27.00%
Hongkong and Shanghai Banking Corporation Limited (HSBC) [Member]
ShortTermBankLoanLineItem [Line Items]
Short-term bank loan						$ 821,982	¥ 6
Annual interest rate						8.00%	8.00%